CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 890,708	$ 653,334
Restricted cash		50
Short-term investments	61,770	194,536
Accounts receivable, net	13,193	7,592
Notes receivable, net	10,111	7,485
Inventories, net	30,943	23,840
Prepayments and other current assets, net	16,486	16,179
Total current assets	1,023,211	903,016
Non-current assets:
Restricted cash	245
Property, equipment and software, net	15,653	6,619
Land use rights, net	8,843	8,825
Operating lease right-of-use assets, net	5,649	4,550
Long-term investments	77,213	180,092
Other non-current assets, net	1,700	678
Total non-current assets	109,303	200,764
Total assets	1,132,514	1,103,780
Current liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiary of 1,968 and nil, as of December 31, 2024 and 2025, respectively):
Accounts payable	31,778	19,051
Advances from customers	29,330	31,346
Deferred revenue, current	9,732	7,525
Accruals and other current liabilities	33,261	32,257
Income tax payables	142	360
Lease liabilities, current	1,985	3,798
Total current liabilities	106,228	94,337
Non-current liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiary of nil as of December 31, 2024 and 2025):
Lease liabilities, non-current	3,329	851
Deferred revenue, non-current	352	377
Other non-current liabilities		767
Total non-current liabilities	3,681	1,995
Total liabilities	109,909	96,332
Shareholders' equity:
Treasury stock (US$0.00005 par value; 8,785,711 and 245,361 shares as of December 31, 2024 and 2025, respectively)	(12)	(15,726)
Additional paid-in capital	1,549,389	1,612,712
Accumulated other comprehensive loss	(14,842)	(19,716)
Accumulated deficit	(511,961)	(569,851)
Total shareholders' equity	1,022,605	1,007,448
Total liabilities and shareholders' equity	1,132,514	1,103,780
Common Stock
Shareholders' equity:
Ordinary shares
Class A ordinary shares
Shareholders' equity:
Ordinary shares	27	25
Class B ordinary shares
Shareholders' equity:
Ordinary shares	$ 4	$ 4